SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS

NOTE 34 - SHARE-BASED PAYMENTS

(a)	Compensation plan for increase of capital

Compensation plans implemented by providing options for the subscription and payment of shares that have been granted by LATAM Airlines Group S.A. to employees of the Company and its subsidiaries, are recognized in the financial statements in accordance with the provisions of IFRS 2 "Share-based Payment”, showing the effect of the fair value of the options granted under compensation in linear between the date of grant of such options and the date on which these irrevocable.

(a.1)	Compensation plan 2011

On December 21, 2016, the subscription and payment period of the 4,800,000 shares corresponding to the compensation plan approved at the Extraordinary Shareholders' Meeting held on December 21, 2011, expired.

Of the total shares allocated to the 2011 Compensation Plan, only 10,282 shares were subscribed and paid, having been placed on the market in January 2014. In view of the above, at the expiration date, the 2011 Compensation Plan had a balance of 4,789,718 shares pending of subscription and payment, which was deducted from the authorized capital of the Company.

Number of Stock Options
In share-based payment arrangements
		Options	Expired
	Opening	waived by	Action	Closing
Periods	balance	executives	Options	Balance
From January 1 to December 31, 2016	4,518,000	(4,172,000)	(346,000)	-
From January 1 to December 31, 2017	-	-	-	-

These options was valued and recorded at fair value at the grant date, determined by the "Black-Scholes-Merton”. No result has been recognized as of December 2017 (ThUS$ 2,989 at December 31, 2016).

(a.2)	Compensation plan 2013

At the Extraordinary Shareholders’ Meeting held on June 11, 2013, the Company’s shareholders approved motions including increasing corporate equity, of which 1,500,000 shares were allocated to compensation plans for employees of the Company and its subsidiaries, in conformity with the stipulations established in Article 24 of the Corporations Law. With regard to this compensation, a defined date for implementation does not exist.

(b)	Compensation plan 2016-2018

The company implemented a retention plan long-term for executives, which lasts until December 2018, with a vesting period between October 2018 and March 2019, which consists of an extraordinary bonus whose calculation formula is based on the variation the value to experience the action of LATAM Airlines Group S.A. for a period of time.

This benefit is recognized in accordance with the provisions of IFRS 2 "Share-based Payments" and has been considered as cash settled award and therefore recorded at fair value as a liability, which is updated to the closing date of each financial statement with effect on profit or loss.

	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2016	4,719,720	-	-	-	4,719,720
From January 1 to December 31, 2017	4,719,720	37,359	(1,193,286)	(630,897)	2,932,896

The fair value has been determined on the basis of the best estimate of the future value of the Company share multiplied by the number of units granted bases.

At December 31, 2017, the carrying amount of ThUS$ 13,173, is classified under "Administrative expenses" in the Consolidated Statement of Income by Function.

(c)	Subsidiaries compensation plans

(c.1)	Stock Options

Multiplus S.A., subsidiaries of TAM S.A., have outstanding stock options at December 31, 2017, which amounted to 316,025 shares (at December 31, 2016, the distribution of outstanding stock options amounted to 394,698 for Multiplus S.A.).

Multiplus S.A.

			4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2016	84,249	173,399	137,050	394,698
Outstanding option number as December 31, 2017	84,249	163,251	68,525	316,025

For Multiplus S.A., the plan's terms provide that the options granted to the usual prizes are divided into three equal parts and employees may exercise one-third of their two, three and four, options respectively, as long as they keep being employees of the company. The agreed term of the options is seven years after the grant of the option. The first extraordinary granting was divided into two equal parts, and only half of the options may be exercised after three years and half after four years. The second extraordinary granting was also divided into two equal parts, which may be exercised after one and two years respectively.

The acquisition of the share's rights, in both companies is as follows:

	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2017	2016	2017	2016
Multiplus S.A.	-	-	316,025	394,698

In accordance with IFRS 2 - Payments based on shares, the fair value of the option must be recalculated and recorded in the liability of the Company, once cash payment is made (cash-settled). The fair value of these options was calculated using the "Black-Scholes-Merton" method, where the assumptions were updated with information from LATAM Airlines Group S.A. As of December 31, 2017 and December 31, 2016 there is no value recorded in liabilities and results.

(c.2)	Payments based on restricted stock

In May of 2014 the Management Council of Multiplus S.A. approved a plan to grant restricted stock, a total of 91,103 ordinary, registered book entry securities with no face value, issued by the Company to beneficiaries.

The quantity of restricted stock units was calculated based on employees’ expected remunerations divided by the average price of shares in Multiplus S.A. traded on the BM&F Bovespa exchange in the month prior to issue, April of 2014. This benefits plan will only grant beneficiaries the right to the restricted stock when the following conditions have been met:

a.           Compliance with the performance goal defined by this Council as return on Capital Invested.

b.           The Beneficiary must remain as an administrator or employee of the Company for the period running from the date of issue to the following dates described, in order to obtain rights over the following fractions: (i) 1/3 (one third) after the 2nd year from the issue date; (ii) 1/3 (one third) after the 3rd year from the issue date; (iii) 1/3 (one third) after the 4th year from the issue date.

Number shares in circulation

				Not acquired due
	Opening			to breach of employment	Closing
	balance	Granted	Exercised	retention conditions	balance
From January 1 to December 31, 2016	175,910	138,282	(15,811)	(60,525)	237,856
From January 1 to December 31, 2017	237,856	129,218	(41,801)	(15,563)	309,710